Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Corporate Information And Statement Of IFRS Compliance [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION
The Corporation prepares its financial statements in accordance with Canadian generally accepted accounting principles (GAAP) as set forth in Part I of the Chartered Professional Accountants of Canada (CPA Canada) Handbook – Accounting, which incorporates IFRS as issued by the International Accounting Standards Board. The key accounting policies applied in the preparation of these consolidated financial statements are described below. These policies have been consistently applied to all years presented, unless otherwise stated.

BASIS OF MEASUREMENT
The consolidated financial statements have been prepared under the historical cost convention, except for the revaluation of certain financial assets and liabilities, including derivative instruments, which are measured at fair value.

BASIS OF CONSOLIDATION
These consolidated financial statements include the accounts of the Corporation, which include:

A.	SUBSIDIARIES
Subsidiaries are all entities over which the Corporation has control, where control is defined as the power to direct decisions about relevant activities. The Corporation does not have any interest in a structured entity. The existence and effect of potential voting rights that are exercisable or convertible are considered when assessing whether the Corporation controls another entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Corporation. They are deconsolidated from the date on which control ceases. Accounting policies of subsidiaries have been changed, where necessary, to ensure consistency with the policies adopted by the Corporation. The purchase method of accounting is used to account for the acquisition of subsidiaries by the Corporation. Results of operations are consolidated commencing on the date of acquisition. The purchase consideration is measured as the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of exchange. The transaction costs directly attributable to the acquisition are expensed. Identifiable assets acquired, as well as liabilities and contingent liabilities assumed in a business combination, are measured initially at their fair values at the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the purchase consideration over the fair value of the Corporation's share of the identifiable net assets acquired is recorded as goodwill. If the purchase consideration is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statement of earnings. Intercompany transactions, balances and unrealized gains on transactions between subsidiaries are eliminated.
The following are the principal subsidiaries of the Corporation:

	PERCENTAGE OWNED (%)	JURISDICTION
Cascades Canada ULC	100	Canada
Cascades USA Inc.	100	Delaware
Greenpac Holding LLC [1]	59.7	Delaware
Reno de Medici S.p.A. (RDM)	57.95	Italy

1 For accounting purposes, percentage stands at 82.83%, including indirect ownership. See Notes 5 and 8 B. for more details.

B.	TRANSACTIONS AND CHANGE IN OWNERSHIP
Acquisitions or disposals of equity interests in subsidiaries that do not result in the Corporation obtaining or losing control are treated as equity transactions. When the Corporation obtains or loses control, the revaluation of the previously held interest or the non-controlling interests that results in gains or losses for the Corporation is recognized in the consolidated statement of earnings.

C.	ASSOCIATES
Associates are all entities over which the Corporation has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method and are initially recognized at cost. The Corporation's investment from associates includes goodwill identified on acquisition, net of any accumulated impairment loss.

Unrealized gains on transactions between the Corporation and its associates are eliminated to the extent of the Corporation's interest in the associates. Accounting policies of associates have been adjusted where necessary to ensure consistency with the policies adopted by the Corporation. Dilution gains and losses arising in investments in associates are recognized in the consolidated statement of earnings.

The Corporation assesses, at each year-end, whether there is any objective evidence that its interest in associates is impaired. If impaired, the carrying value of the Corporation's share of the underlying assets of associates is written down to its estimated recoverable amount (being the higher of fair value less cost of disposal or value in use) and charged to the consolidated statement of earnings.

D.	JOINT VENTURES
A joint venture is an entity in which the Corporation holds a long-term interest and for which it shares joint control over decisions regarding relevant activities. The Corporation reports its interests in joint ventures using the equity method. Accounting policies of joint ventures have been adjusted where necessary to ensure consistency with the policies adopted by the Corporation.

REVENUE RECOGNITION
The revenues of the Corporation come mainly from the sale of packaging and tissue products that are recognized at a point in time. Sales of goods in the consolidated statement of earnings are recognized by the Corporation when control of the goods has been transferred, being when the goods are delivered to customers and when all obligations have been fulfilled.

The amounts recognized as sales of goods represent the fair values of the considerations received or receivable from third parties on the sales of goods to customers, net of returns, rebates and discounts, at which time there are no conditions for the payment to become due other than the passage of time. Historical experience is used to estimate and provide for discounts and returns (expected value method), whereas volumes discounts are assessed based on anticipated annual sales (most likely amount method). The transaction price is not adjusted for the time value of money since all sales are cashed within 12 months.

FINANCIAL INSTRUMENTS AND HEDGING RELATIONSHIPS
Financial assets and financial liabilities are recognized when the Corporation becomes a party to the contractual provisions of the instrument. Financial assets and financial liabilities are offset and the net amount is reported in the consolidated balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or to realize the asset and settle the liability simultaneously.

CLASSIFICATION
On initial recognition, the Corporation determines the financial instruments classification as per the following categories:

•	instruments measured at amortized cost;

•	instruments measured at fair value through other comprehensive income (FVOCI) or through net income (FVTPL).

The financial instruments' classification under IFRS 9 is based on the business model in which a financial asset is managed and on its contractual cash flow characteristics. Derivatives embedded in contracts where the host is a financial instrument in the scope of the standard are never separated. Instead, the hybrid financial instrument as a whole is assessed for classification.

A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Equity investments held for trading are classified as FVTPL. For all other equity investments that are not held for trading, the Corporation, on initial recognition, may irrevocably elect to present subsequent changes in the investment's fair value in other comprehensive income (OCI). This election is made on an investment-by-investment basis.
Financial liabilities are measured at amortized cost unless they must be measured at FVTPL (such as derivatives) or if the Corporation elects to measure them at FVTPL.

EVALUATION
Financial instruments at amortized cost
Financial instruments at amortized cost are initially measured at fair value, and subsequently at amortized cost, using the effective interest method, less any impairment loss. Interest income, foreign exchange gains and losses and impairment are recognized in the consolidated statement of earnings.

Financial instruments at fair value
Financial instruments are initially and subsequently measured at fair value and transaction costs are accounted for in the consolidated statement of earnings. When the Corporation elects to measure a financial liability at FVTPL, gains or losses related to the Corporation's own credit risk are accounted for in the consolidated statement of earnings.

IMPAIRMENT
Since January 1, 2018, the Corporation prospectively estimates the expected credit losses associated with the debt instruments accounted for at amortized cost or FVOCI. The impairment methodology used depends on whether there is a significant increase in the credit risk or not. For trade receivables, the Corporation measures loss allowances at an amount equal to lifetime expected credit loss (ECL) as allowed by IFRS 9 under the simplified method.

DERECOGNITION
Financial assets
The Corporation derecognizes a financial asset when, and only when, the contractual rights to the cash flows from the financial asset have expired or when contractual rights to the cash flows have been transferred.

Financial liabilities
The Corporation derecognizes a financial liability when, and only when, it is extinguished, meaning when the obligation specified in the contract is discharged, canceled or expired. The difference between the carrying amount of the extinguished financial liability and the consideration paid or payable, including non-cash assets transferred or liabilities assumed, is recognized in the consolidated statement of earnings.

DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Derivative financial instruments are initially recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method of recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument, and, if so, the nature of the item being hedged. The Corporation designates certain derivative financial instruments as either:

i)	hedges of the fair value of recognized assets or liabilities or a firm commitment (fair value hedge);

ii)	hedges of a particular risk associated with a recognized asset or liability or a highly probable forecast transaction (cash flow hedge); or

iii)	hedges of a net investment in a foreign operation (net investment hedge).

The Corporation formally documents, at the inception of the transaction, the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedging transactions. The Corporation also documents its assessment, both at hedge inception and on an ongoing basis, of whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items.

The full fair value of a hedging derivative is classified as a long-term asset or liability when the remaining maturity of the hedged item is more than 12 months and as a current asset or liability when the remaining maturity of the hedged item is less than 12 months. Trading derivatives are classified as current assets or liabilities.

A.	FAIR VALUE HEDGE
The periodic change in fair value of the hedging derivative is recorded in net earnings. The periodic change in the cumulative gain or loss on the hedged item is recorded as an adjustment to its carrying amount on the balance sheet and is also recorded in net earnings. Hedging ineffectiveness is automatically recorded to net earnings as the difference between the above amounts recorded in net earnings. Realized gains and losses on the hedging item, resulting from the difference between the interest payments on the receive leg and the pay leg of the hedging derivative, are recorded on an accrual basis in net earnings as interest income or expense.

If the hedge no longer meets the criteria for hedge accounting, the adjustment to the carrying amount of a hedged item for which the effective interest method is used is amortized to profit or loss over the period to maturity using a recalculated effective interest rate.

B.	CASH FLOW HEDGE
The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in the statement of other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of earnings.

Amounts accumulated in equity are reclassified to profit or loss against the gain (loss) on the hedged item when the latter is realized (for example, when the forecast sale that is hedged takes place).

When a hedging instrument expires or is sold or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognized when the forecast transaction is ultimately recognized in the consolidated statement of earnings. When a forecast transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the consolidated statement of earnings.

C.	NET INVESTMENT HEDGE
Hedges of net investments in foreign operations are accounted for similarly to cash flow hedges. Any gain or loss on the hedging instrument relating to the effective portion of the hedge is recognized in the statement of other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in the consolidated statement of earnings. Gains and losses accumulated in equity are included in the consolidated statement of earnings when the foreign operation is partially disposed of or sold.

The Corporation also uses cross-currency interest rate swaps to manage the currency fluctuations risk associated with forecasted cash flows in foreign currency. These cross-currency interest rate swaps are designated as a foreign exchange hedge of its net investment in foreign operations. The portion of the gains and losses arising from the translation of those derivatives that are determined to be an effective hedge is recognized in other comprehensive income, counterbalancing gains and losses arising from the translation of the Corporation's net investment in its foreign operations.

CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of cash on hand, bank balances and short-term liquid investments with original maturities of three months or less.

ACCOUNTS RECEIVABLE
Accounts receivable are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less a loss allowance that is based on expected collectability.

INVENTORIES
Inventories of finished goods are valued at the lower of cost, which is established using the average production cost, and net realizable value. Inventories of raw materials as well as supplies and spare parts are valued at the lower of cost and replacement value, which is the best available measure of their net realizable value. Cost for both raw materials and supplies and spare parts is determined using the average cost. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and the estimated costs necessary to make the sale.

PROPERTY, PLANT AND EQUIPMENT AND DEPRECIATION
Property, plant and equipment are recorded at cost less accumulated depreciation and net impairment losses, including capitalized interest incurred during the construction period of qualifying property, plant and equipment. Repairs and maintenance costs are charged to the consolidated statement of earnings during the period in which they are incurred. Residual values, method of depreciation and useful lives of the assets are reviewed annually and adjusted if appropriate.

Depreciation is calculated on a straight-line basis as follows:

Buildings                Between 10 and 33 years
Machinery and equipment        Between 3 and 30 years
Automotive equipment        Between 5 and 10 years
Other property, plant and equipment    Between 3 and 10 years

GRANTS AND INVESTMENT TAX CREDITS
Grants and investment tax credits for property, plant and equipment are accounted for using the cost reduction method and are amortized to earnings as a reduction of depreciation, using the same basis as that used to depreciate the related property, plant and equipment.

BORROWING COSTS
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use, are added to the cost of those assets until all the activities necessary to prepare the asset for its intended use are complete. All other borrowing costs are recognized in the consolidated statement of earnings in the period in which they are incurred.

INTANGIBLE ASSETS
Intangible assets consist primarily of customer relationships and client lists, application software and favourable leases. They are recorded at cost less accumulated amortization and impairment losses and amortized on a straight-line basis over the estimated useful lives as follows:

Customer relationships and client lists    Between 2 and 20 years
Other intangible assets with finite useful life    Between 2 and 20 years
Application software    Between 3 and 10 years
Enterprise Resource Planning (ERP)    7 years
Favourable leases    Term of the lease

Expenditure on research activities is recognized as an expense in the period in which it is incurred.

IMPAIRMENT

A.	PROPERTY, PLANT AND EQUIPMENT AND INTANGIBLE ASSETS WITH FINITE USEFUL LIFE
At the end of each reporting period, the Corporation assesses whether there is an indicator that the carrying amount of an asset or a group of assets may be higher than its recoverable amount which is described in section C hereunder. For that purpose, assets are grouped at the lowest levels for which there are separately identifiable cash inflows (cash generating units (CGUs)). If there is any indication that an individual asset may be impaired, the recoverable amount shall be estimated for the individual asset.

When the recoverable amount is lower than the carrying amount, the carrying amount is reduced to the recoverable amount. Impairment losses are recorded immediately in the consolidated statement of earnings in the line item Impairment charges and restructuring costs. Impairment losses are evaluated for potential reversals when events or changes in circumstances warrant such consideration. The revalued carrying value is the lower of the estimated recoverable amount and the carrying amount that would have been determined had no impairment loss been recognized and depreciation had been taken previously on the asset or CGU. A reversal of impairment loss is recorded directly in the consolidated statement of earnings in the line item “Impairment charges and restructuring costs”.

B.	GOODWILL AND OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE
Goodwill and other intangible assets with an indefinite useful life are recognized at cost less any accumulated impairment losses. They have an indefinite useful life due to their permanent nature since they are acquired rights or not subject to wear and tear. They are reviewed for impairment annually on December 31 or when an event or a circumstance occurs and indicates that the value could be permanently impaired. Goodwill is allocated to CGUs for the purpose of impairment testing based on the level at which Management monitors it, which is not higher than an operating segment. The allocation is made to CGUs that are expected to benefit from the business combination in which the goodwill and other intangible assets with an indefinite useful life arose. Impairment loss on goodwill is not reversed.

C.	RECOVERABLE AMOUNTS
A recoverable amount is the higher of fair value less cost of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessment of the time value of money and the risks specific to the asset or CGU. When determining fair value less cost of disposal, the Corporation considers if there is a market price for the asset being evaluated. Otherwise, the Corporation uses the income approach.

LEASES
Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the consolidated statement of earnings on a straight-line basis over the term of the lease.

The Corporation leases certain property, plant and equipment. Leases of property, plant and equipment for which the Corporation has substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at the lease's commencement at the lower of the fair value of the leased property or the present value of the minimum lease payments. Property, plant and equipment acquired under a finance lease are depreciated over the shorter of the estimated useful life of the asset or the lease term using the straight-line method. Each lease payment is allocated between the liability and the financing expense so as to achieve a constant rate on the finance balance outstanding. The corresponding rental obligations, net of financing expense, are included in long-term debt.

PROVISIONS FOR CONTINGENCIES AND CHARGES
Provisions for contingencies include mainly legal and other claims. A provision is recognized when the Corporation has a legal or constructive obligation as a result of a past event and it is probable that settlement of the obligation will require a financial payment or cause a financial loss, and a reliable estimate of the amount of the obligation can be made.

If some or all of the expenditure required to settle a provision is expected to be reimbursed by another party, the reimbursement is recorded in the consolidated balance sheet as a separate asset, but only if it is virtually certain that the reimbursement will be received.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as a financing expense.

ENVIRONMENTAL RESTORATION OBLIGATIONS AND ENVIRONMENTAL COSTS
An obligation to incur restoration and environmental costs arises when environmental disturbance is caused by the development or ongoing production of a plant or landfill site. Such costs arising from the installation of a plant and other site preparation work are provided for and capitalized at the start of each project, or as soon as the obligation to incur such costs arises. Decommissioning costs are recorded at the estimated amount at which the obligation could be settled at the consolidated balance sheet date, and are charged against profit over the life of the operation, through the depreciation of the asset and the unwinding of the discount on the provision. The discount rate is the pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Costs for restoring subsequent site damage which is created on an ongoing basis during production are provided for at their present values and charged against profit as the obligation arises.

Changes in the measurement of a liability relating to the decommissioning of a plant or other site preparation work that result from changes in the estimated timing or amount of the cash flow or a change in the discount rate are added to or deducted from the cost of the related asset in the current year. If a decrease in the liability exceeds the carrying amount of the asset, the excess is recognized immediately in the consolidated statement of earnings. If the asset value is increased and there is an indication that the revised carrying value is not recoverable, an impairment test is performed in accordance with the accounting policy for impairment testing.

LONG-TERM DEBT
Long-term debt is recognized initially at fair value, net of financing costs incurred. Long-term debt is subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the consolidated statement of earnings over the period of the term of the debt using the effective interest method.

Financing costs paid on establishment of the revolving credit facility are recognized as deferred financing costs and amortized on a straight-line basis over the anticipated period of the credit facility.

EMPLOYEE BENEFITS
The Corporation offers funded and unfunded defined benefit pension plans, defined contribution pension plans and group registered retirement savings plans (RRSPs) that provide retirement benefit payments for most of its employees. The defined benefit pension plans are usually contributory and are based on the number of years of service and, in most cases, the average salaries or compensation at the end of a career. Retirement benefits are not adjusted based on inflation. The Corporation also offers its employees some post-employment benefit plans, such as a retirement allowance, group life insurance and medical and dental plans. However, these benefits, other than pension plans, are not funded. Furthermore, the medical and dental plans upon retirement are being phased out and are no longer offered to the majority of new retirees and the retirement allowance is not offered to those who do not meet certain criteria.

The liability recognized in the consolidated balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated at least every three years by independent actuaries using the projected unit credit method and updated regularly by Management for any material transactions and changes in circumstances, including changes in market prices and interest rates up to the end of the reporting period.

As well, when an asset is recorded for a pension plan, its carrying value cannot be greater than the future economic benefit that the Corporation will get from the asset. The future economic benefit includes the suspension of contribution if the pension plan provisions allow for it under the minimum funding requirements. When there is a minimum funding requirement, it can increase the liability recorded. All special contributions legally required to fund a plan deficit are considered. For plans for which an actuarial evaluation is required as at December 31, 2018, a schedule of contributions is estimated to establish the minimum funding requirement. For other plans, we have used contributions from the most recent actuarial report.

Actuarial gains and losses that arise in calculating the present value of the defined benefit obligation and the fair value of plan assets are recorded in the statement of other comprehensive income and recognized immediately in retained earnings without recycling to the consolidated statement of earnings. Past service costs are recognized immediately in the consolidated statement of earnings.

When restructuring a plan results in a curtailment and settlement occurring at the same time, the curtailment is accounted for before the settlement.

Interest costs on pension and other post-employment benefits are recognized in the consolidated statement of earnings as Interest expense on employee future benefits. The measurement date of employee future benefit plans is December 31 of each year. An actuarial evaluation is performed at least every three years. Based on their balances as at December 31, 2018, 58% of the plans were evaluated on December 31, 2017 (36% in 2016).

INCOME TAXES
The Corporation uses the liability method to recognize deferred income taxes. According to this method, deferred income taxes are determined using the difference between the accounting and tax bases of assets and liabilities. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates at the consolidated balance sheet date that are expected to apply when the deferred income taxes are expected to be recovered or settled. Deferred income tax assets are recognized when it is probable that the asset will be realized.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

FOREIGN CURRENCY TRANSLATION
Items included in the financial statements of each of the Corporation's entities are measured using the currency of the primary economic environment in which the business unit operates (the “functional currency”). The consolidated financial statements are presented in Canadian dollars, which is Cascades' functional currency.

A.	FOREIGN CURRENCY TRANSACTIONS
Transactions denominated in currencies other than the business unit's functional currency are recorded at the rate of exchange prevailing at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange prevailing at the consolidated balance sheet date. Unrealized gains and losses on translation of monetary assets and liabilities are reflected in the consolidated statement of earnings.

B.	FOREIGN OPERATIONS
The assets and liabilities of foreign operations are translated into Canadian dollars at the exchange rate prevailing at the consolidated balance sheet date. Revenues and expenses are translated at the average monthly exchange rate. Translation gains or losses are deferred and included in “Accumulated other comprehensive income”.

SHARE-BASED PAYMENTS
The Corporation uses the fair value method of accounting for stock-based compensation awards granted to officers and key employees. This method consists in recording expenses to earnings based on the vesting period of each tranche of options granted. The fair value of each tranche is calculated based on the Black-Scholes option pricing model. This model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. When stock options are exercised, any considerations paid by employees, as well as the related stock-based compensation, are credited to capital stock.

DIVIDEND DISTRIBUTION
Dividend distribution to the Corporation's Shareholders is recognized as a liability in the consolidated financial statements in the period in which the dividends are approved by the Corporation's Board of Directors.

EARNINGS PER COMMON SHARE
Basic earnings per common share are determined using the weighted average number of common shares outstanding during the period. Diluted earnings per common share are determined by adjusting the weighted average number of common shares outstanding for dilutive instruments, which are primarily stock options, using the treasury stock method to evaluate the dilutive effect of stock options. Under this method, instruments with a dilutive effect, which is when the average market price of a share for the period exceeds the exercise price, are considered to have been exercised at the beginning of the period and the proceeds received are considered to have been used to redeem common shares of the Corporation at the average market price for the period.